Inventories	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
Inventories
Inventories
Inventories are valued at the lower of cost or net realisable value and cost is determined using the first-in, first-out (FIFO) method. Inventories consist of raw materials, supplies (primarily including concentrate, other ingredients and packaging) and finished goods, which also include direct labour, indirect production and overhead costs. Cost includes all costs incurred to bring inventories to their present location and condition. Cost of inventories also includes the transfer from equity of gains and/or losses on qualified cash flow hedges relating to inventory purchases. Spare parts, classified and accounted as inventories, are recorded as assets at the time of purchase and are expensed as utilised. Net realisable value is the estimated selling price in the ordinary course of business, less the estimated costs necessary to complete and sell the inventory.
The following table summarises the inventory outstanding in the consolidated statement of financial position as at the dates presented:

	Year ended 31 December
	2023	2022
	€ million	€ million
Finished goods	750	777
Raw materials and supplies	449	452
Spare parts and other	157	151
Total inventories	1,356	1,380
Write downs of inventories totalled €59 million, €41 million and €41 million for the years ended 31 December 2023, 31 December 2022 and 31 December 2021, respectively. The majority of these write downs were included in cost of sales on the consolidated income statement. None of these write downs of inventory were subsequently reversed.